UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: September 30, 2003

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
October 22, 2003

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  158
Form Information Table Value Total: $442,831, 460



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC


ALLEGHANY CORP-
common-
017175100
156591
802
sole
ALLEGHENY ENERGY INC-
common-
017361106
786954
86100
sole
ALUMINUM CORPORATION OF CHINA LIMITED-
common-
22276109
2640015
76500
sole
AMAZON.COM INC JANUARY 2004 PUT AT $40.00-
option-
023135MHP
228000
120000
sole
AMAZON.COM INC OCTOBER 2003 PUT AT $50.00-
option-
023135VJP
28000
10000
sole
AMERICAN REAL ESTATE PARTNERS LP-
common-
029169109
417809
35110
sole
ANHUI EXPRESSWAY CO. LTD-
common-
6045180
37919
120000
sole
AQUILA INC-
common-
03840P102
324480
96000
sole
BARRA INC-
Common-
068313105
6648544
177200
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
11214528
4493
sole
BIOTECH HOLDRS TRUST JANUARY 2004 PUT AT $115-
option-
09067DMCP
52850
15100
sole
BIOTECH HOLDRS TRUST-
common-
09067DMDP
264000
55000
sole
CACI INTL INC-
common-
127190304
3078630
71800
sole
CALPINE CORP-
common-
131347106
107580
22000
sole
CALPINE CAPITAL TRUST II 5.5% PFD CONV-
convertible preferred-
13134E309
4417500
10000
sole
CALPINE CAPITAL TRUST III 5% PFD CONV-
convertible preferred-
13134R300
203125
5000
sole
CENTERPOINT ENERGY, INC-
sole-
15189T107
16004064
1745263
sole
CHECKFREE CORP-
common-
162813109
13276068
663700
sole
CNOOC LTD ADR-
common-
126132109
2886118
83972
sole
CHINA EASTERN ARLINES CORPORATION LIMITED-
common-
16937R104
2350216
157100
sole
CHINA MOBILE HONG KONG LTD ADR-
common-
16941M109
2084800
160000
sole
CHINA PETROLEUM & CHEM ADR-
common-
16941R108
4559427
21452 4
sole
CHINA PHARMACEUTICAL-
common-
1093002512
38884
120000
sole
CHINA SOUTHERN AIRLINES COMPANY LIMITED-
common-
169409109
2715000
157300
sole
CHINA TELECOM CORP LTD ADR-
common-
169426103
3783771
148325
sole
CHINA UNICOM LTD ADR-
common-
16945R104
1492200
180000
sole
CISCO SYSTEMS INC JANUARY 2004 PUT AT $17.50-
option-
17275RMW
135000
180000
sole
CISCO SYSTEMS INC JANUARY 2004 PUT AT $20.00-
option-
17275RMDP
17500
10000
sole
CMS ENERGY CORP-
common-
125896100
219626
29800
sole
COMDISCO HOLDING COMPANY, INC-
common-
200334100
13359864
159046
sole
COMDISCO HOLDING COMPANY, INC-
rights-
200534118
15929645
21611736
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
6019500
150000
sole
COMPUCOM SYSTEMS INC-
common-
204780100
51240
12200
sole
COMPUTER ASSOCIATES INTERNATIONAL INC JANUARY 2004 PUT AT $22.50-
option-
204912MXP
117000
120000
sole
CONEXANT SYSTEMS INC 4% 2/1/2007-
convertible bond-
207142AF7
127313
150000
DELL INC JANUARY 2004 PUT AT $30.00-
option-
247025MFP
63000
70000
sole
EBAY INC JANUARY 2004 PUT AT $15.00-
option-
278642MCP
1250
10000
sole
E SPEED  INC CL A-
common-
296643109
20507270
907000
sole
EDISON INTERNATIONAL-
common-
281020107
6361255
333050
sole
EL PASO CORPORATION-
common-
28336L109
5893445
807321
sole
EL PASO CORP EXP 02/28/2021 CONV DEB 0% CPN-
convertible debenture-
28336LAC3
680000
1600000
sole
ELECTRONIC ARTS INC JANUARY 2004 PUT AT $80.00-
option-
285512MPP
308550
121000
sole
ELECTRONIC ARTS INC JANUARY 2004 PUT AT $55.00-
option-
285512MKP
3938
22500
sole
EURONEXT-
common-
7153758
905541
37000
sole
FAIRFAX FINANCIAL HOLDINGS LIMITED-
common-
303901102
1699952
10900
sole
FIDELITY NATIONAL INFO SOLUTIONS-
common-
31620P109
213014
8572
sole
FIDELITY NATIONAL FINANCIAL-
common-
316326107
486581
16187
sole
FINOVA GROUP INC-
common-
317928109
554219
739300
sole
FIRST ADVANTAGE CORP CL A-
common-
31845F100
329000
20000
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
23650
5000
sole
GETTY IMAGES INC-
common-
374276103
1163796
33100
sole
GOLDCORP INC-
common-
380956409
3844176
275371
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
6757820
143000
sole
HARRIS INTERACTIVE INC-
common-
414549105
10306560
1464000
sole
INTERACTIVE CORP 1.9900% 02/04/2022-
convertible preferred stock-
45840Q200
6702448
108104
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
205400
13000
sole
INTERNET HOLDRS TRUST JANUARY 2004 PUT AT $40.00-
option-
46059WMHP
84273
40130
sole
JIANGSU EXPRESSWAY-
common-
6005504
45816
94000
sole
KINROSS GOLD CORP-
common-
449838
60300
sole
THE KROGER CO JANUARY 2006 PUT AT $12.50-
option-
501044MVP
16150
17000
sole
THE KROGER CO JANUARY 2006 PUT AT $10.00-
option-
501044MBP
6500
13000
sole
THE KROGER CO JANAURY 2005 PUT AT $10.00-
option-
501044MB
2000
10000
sole
KROLL INC-
common-
501049100
14439180
776300
sole
LAIDLAW INTERNATIONAL INC-
common-
50730R102
492500
50000
sole
LEAPFROG ENTERPRISES INC-
common-
52186N106
380000
10000
sole
LEUCADIA NATIONAL CORP-
common-
527288104
13671799
361260
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
2954875
4700000
sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100
20082924
3744120
sole
LIONBRIDGE TECHNOLOGIES INC-
common-
536252109
375500
50000
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
5602868
213790
sole
M & T BANK CORPORATION-
common-
55261F104
1274580
14600
sole
MALAN REALTY INVESTORS, INC-
common-
561063108
102080
22000
sole
MARKEL CORPORATION-
common-
570535104
534000
2000
sole
MARKETWATCH.COM INC-
Common-
570619106
2040084
244000
sole
MIDCAP SPDR TRUST SERIES 1 JANUARY 2003 PUT AT $85.00-
option-
595635MQP
50250
30000
sole
MONTPELIER RE HOLDING LTD-
common-
G62185106
3999247
132645
sole
NASDAQ-100 INDEX TRACKING STOCK JANUARY 2004 PUT AT $30.00-
option-
631100MF
276000
240000
sole
NASDAQ-100 INDEX TRACKING STOCK JANUARY 2004 PUT AT $32.00-
option-
631100MZP
129500
70000
sole
NASDAQ-1OO INDEX TRACKING STOCK JANUARY 2004 PUT AT $29.00-
option-
631100MCP
79855
86330
sole
NETEASE.COM INC ADR-
common-
64110W102
11152568
199790
sole
NET RATINGS INC-
common-
64116M108
1182491
126700
sole
NEWMONT MINING CORPORATION-
common-
651639106
11921761
304982
sole
PARGESA HOLDING AG, GENEVA-B-
common-
4671026
929377
498
sole
 P G & E CORP-
common-
69331C108
12402246
518700
sole
PETRO CHINA COMPANY LTD ADR-
common-
71646E100
6737041
200806
sole
PRIMACOM AG
common-
74154N108
452459
709000
sole
PROGRESSIVE CORP-
common-
743315103
787854
11400
sole
PROQUEST COMPANY-
common-
74346P102
78900
3000
sole
QUANTA SERVICES INC-
common-
74762E102
827000
78900
sole
RCN CORPORATION-
Common-
749361101
6716
3650
sole
R.H. DONNELLEY CORPORATION-
common-
74955W307
1131480
28000
sole
REGISTER.COM INC-
common-
75914G101
31462
6976
sole
RELIANT RESOURCES INC-
common-
75952B105
13070336
2552800
sole
RENAISSANCERE HOLDINGS LTD-
common-
G7496G103
401544
8800
sole
RITCHIE BROTHERS AUCTIONEERS INC-
common-
767744105
1508780
36400
sole
SAFEGUARD SCIENTIFICS SUB NTS CONV 5%-
Convertible notes-
786449AE8
20176200
23730000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
680800
8000
sole
SHENZHEN EXPRESSWAY COMPANY LIMITED-
common-
6848743
35641
120000
sole
SICHUAN EXPRESSWAY CO LIMITED-
common-
6055877
28152
200000
sole
SINA CORP-
common-
G81477104
10978421
307100
sole
SOHU COM INC-
common-
83408W103
6466274
207900
sole
STILLWATER MINING COMPANY-
common-
86074Q102
3613611
573589
sole
SUNCOR ENERGY INC-
common-
867229106
500850
27000
sole
SUNSHINE PCS CORP-
common-
86783P106
84007
152740
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
294008
5200
sole
TEXAS PACIFIC LAND TRUST-
common-
882610108
602315
11950
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
6312188
9115000
sole
TXU CORP-
common-
873168108
284040
12053
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
9199381
1505627
sole
WASHINGTON POST COMPANY-
common-
939640108
1047375
1575
sole
WEB MD CORPORATION-
common-
94769M105
972280
109000
sole
WESCO FINL CORP-
common-
950817106
2209805
6500
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
11563528
29125
sole
WILEY JOHN & SONS INC CL A
common-
968223206
7797
300
sole
WILEY JOHN & SONS INC CL B-
common-
968223305
207200
8000
sole
WILLIAMS COMPANIES INC-
common-
969457100
9931470
1054296
sole
WILLIAMS COMPANIES INC 9% 2/16/05-
convertible preferred-
969457886
252890
19000
sole
XM SATELLITE RADIO HOLDINGS INC-
common-
983759101
1144561
73700
sole
ZHEJIANG EXPRESSWAY CO, LTD-
common-
6990763
41808
74000
sole
ABBOTT LABORATORIES
Common-
002824100
723350
17000
sole
AMGEN INC-
Common-
031162100
632786
9800
sole
ATLANTA AG ADR-
common-
02143N103
760200
12000
sole
AVAX TECHNOLOGIES INC-
common-
6500
50000
sole
AVENTIS SA-
Common-
053561106
627600
12000
sole
BIOGEN INC-
Common-
09597105
573450
15000
sole
BIOMIRA INC-
Common-
0961R106
65860
37000
sole
BRISTOL-MYERS SQUIBB COMPANY-
common-
110122108
261732
10000
sole
CELL GENESYS INC-
common-
150921104
147501
11725
sole
CHIRON CORPORATION-
Common-
170040109
1705770
33000
sole
CHIRON CORPORATION JANUARY 2005 PUT AT $40.00-
option-
170040MHP
27000
10000
sole
ENTREMED INC-
common-
29382F103
52030
11000
sole
GENENCOR INTERNATIONAL INC-
common-
368709101
298110
19000
sole
GENENTECH INC-
Common-
368710406
359027
4480
sole
GENZYME CORPORATION-
Common-
372917104
738196
15961
sole
GLAXO SMITHKLINE-
Common-
37733W105
961335
22673
sole
HUMAN GENOME SCIENCES INC-
common-
444903108
232220
17000
sole
HUMAN GENOME SCIENCES INC 5% 2/01/07-
convertible bond-
444903AF5
137438
150000
sole
IDEC PHARMACEUTICALS CORPORATION-
Common-
449370205
994500
30000
sole
IDEC PHARMACEUTICALS CORPORATION JANUARY 2004 PUT AT $40.00-
option-
449370MHP
170200
23000
sole
ILEX ONCOLOGY INC-
Common-
451923106
481690
29000
sole
IMPATH INC-
Common-
45255G101
44200
26000
sole
JOHNSON & JOHNSON
Common-
478160104
495200
10000
sole
JOHNSON & JOHNSON JANUARY 2004 PUT AT $55.00-
option-
478160MKP
63000
10000
sole
ELI LILLY AND COMPANY-
Common-
532457108
237600
4000
sole
MGI PHARMA INC-
Common-
552880106
392600
10000
sole
MEDAREX INC-
common-
583916101
83020
14000
sole
MEDIMMUNE INC-
Common-
584699102
907775
27500
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
312355
20296
sole
NEORX CORPORATION-
common-
640520300
167130
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
1903160
49000
sole
ONYX PHARMACEUTICALS INC-
common-
683399109
258600
12000
sole
PFIZER INC-
common-
717081103
867471
28554
sole
PROTEIN DESIGN LABS INC-
common-
74369L103
166320
12000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
331660
4000
sole
SAVIENT PHARMACEUTICALS INC-
common-
80517Q100
166650
33000
sole
SCHERING AG-
common-
806585204
825550
19000
sole
SUPERGEN INC-
common-
868059106
105140
14000
sole
TARGETED GENETICS CORPORATION-
common-
87612M108
26300
10000
sole
WYETH-
common-
983024100
1286190
27900
sole
442831460

/DOCUMENT
/SUBMISSION